Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of the Effects of Tax Exemption (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate dollar effect of tax exemption (in Dollars)	$ 1,397,866	$ 1,504,950
Basic EPS impact	$ 0.07	$ 0.10